                   FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AB VARIABLE PRODUCTS SERIES FUND, INC. -- CLASS B
     AB VPS Global Thematic Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Equity and Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Small Cap Value Portfolio -- Class B
  Brighthouse/Wellington Large Cap Research Portfolio -- Class E
     Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Dynamic Capital Appreciation Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Mid Cap Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio

Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4587.

Certain Underlying Funds have been subject to a name change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge............   1.25%(1)
Administrative Expense Charge................   0.15%
                                                -------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES........   1.40%

------------
(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio --Class B; 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B.


UNDERLYING FUND EXPENSES:


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-457-4587.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                       MINIMUM     MAXIMUM
                                                                                      ---------   --------
Total Annual Underlying Fund Operating Expenses....................................
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses).....................    0.37%       1.31%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC. --
 CLASS B
 AB VPS Global Thematic Growth Portfolio........    0.75%     0.25%            0.31%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund............    0.38%       --             0.20%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.04%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%            0.03%
 Invesco Comstock Portfolio -- Class B..........    0.57%     0.25%            0.02%



                                                   ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                     AND      OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ ----------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC. --
 CLASS B
 AB VPS Global Thematic Growth Portfolio........   --          1.31%       --              1.31%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund............ 0.01%         0.59%     0.01%             0.58%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A...... 0.08%         0.75%       --              0.75%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%         1.10%     0.01%             1.09%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --          0.74%     0.04%             0.70%
 Invesco Comstock Portfolio -- Class B..........   --          0.84%     0.02%             0.82%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MFS(R) Research International Portfolio --
  Class B........................................    0.70%     0.25%            0.04%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+....................................    0.65%     0.25%            0.05%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --             0.04%
 BlackRock Capital Appreciation Portfolio
  -- Class A.....................................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A.....................................    0.35%       --             0.03%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.57%       --             0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A+..........    0.47%       --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio..........    0.55%     0.25%            0.16%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund..........    0.79%     0.25%            0.05%
 Templeton Foreign VIP Fund......................    0.78%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.70%       --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --           0.07%



                                                    ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                   FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                      AND      OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- ----------- ----------- --------------- -----------
 MFS(R) Research International Portfolio --
  Class B........................................   --          0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+....................................   --          0.95%     0.01%           0.94%
 PIMCO Total Return Portfolio -- Class B.........   --          0.78%     0.03%           0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --          0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --          0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................   --          0.37%       --            0.37%
 BlackRock Capital Appreciation Portfolio
  -- Class A.....................................   --          0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A.....................................   --          0.38%     0.02%           0.36%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --          0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --          0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class B............   --          0.87%     0.08%           0.79%
 MetLife Stock Index Portfolio -- Class B........   --          0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F........   --          0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D...............   --          0.82%     0.14%           0.68%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................   --          0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............. 0.01%         0.61%     0.05%           0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A+..........   --          0.50%     0.01%           0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --          0.88%       --            0.88%
 Dynamic Capital Appreciation Portfolio..........   --          0.96%       --            0.96%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund.......... 0.01%         1.10%     0.02%           1.08%
 Templeton Foreign VIP Fund...................... 0.01%         1.08%     0.02%           1.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --          0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio......................................   --          0.75%       --            0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................   --          0.82%       --            0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --          0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --          0.72%       --            0.72%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Mid Cap Portfolio........    0.75%          --          0.12%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%          --          0.08%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio...............................    0.70%          --          0.11%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- ----------- ----------- --------------- -----------
 ClearBridge Variable Mid Cap Portfolio........     --        0.87%           --          0.87%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................     --        0.83%           --          0.83%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio...............................     --        0.81%           --          0.81%

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


We have modified the first three paragraphs in this subsection to read as follows:

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC and as of the date of this prospectus supplement, the Company's affiliate. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments the Company receives is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

As of the date of this prospectus supplement, the Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle it to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statements of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc. ("Brighthouse"). Following these transactions,

Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, Inc., and it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


           UNDERLYING FUND                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ---------------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC. -- CLASS B
 AB VPS Global Thematic Growth       Seeks long-term growth of capital.      AllianceBernstein L.P.
  Portfolio
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
 Invesco V.I. Equity and Income      Seeks both capital appreciation and     Invesco Advisers, Inc.
  Fund                               current income.
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio --   Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
  Class A                            consistent with income generation       Subadviser: BlackRock Financial
                                     and prudent investment                  Management, Inc.
                                     management.
 Brighthouse Small Cap Value         Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
  Portfolio -- Class B                                                       Subadvisers: Delaware Investments Fund
                                                                             Advisers; Wells Capital Management
                                                                             Incorporated
 Brighthouse/Wellington Large Cap    Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
  Research Portfolio -- Class E                                              Subadviser: Wellington Management
                                                                             Company LLP
 Invesco Comstock Portfolio --       Seeks capital growth and income.        Brighthouse Investment Advisers, LLC
  Class B                                                                    Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International       Seeks capital appreciation.             Brighthouse Investment Advisers, LLC
  Portfolio -- Class B                                                       Subadviser: Massachusetts Financial
                                                                             Services Company
 Morgan Stanley Mid Cap Growth       Seeks capital appreciation.             Brighthouse Investment Advisers, LLC
  Portfolio -- Class B+                                                      Subadviser: Morgan Stanley Investment
                                                                             Management Inc.
 PIMCO Total Return Portfolio --     Seeks maximum total return,             Brighthouse Investment Advisers, LLC
  Class B                            consistent with the preservation of     Subadviser: Pacific Investment
                                     capital and prudent investment          Management Company LLC
                                     management.
 T. Rowe Price Large Cap Value       Seeks long-term capital appreciation    Brighthouse Investment Advisers, LLC
  Portfolio -- Class B               by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income      Inc.
                                     is a secondary objective.
 T. Rowe Price Large Cap Value       Seeks long-term capital appreciation    Brighthouse Investment Advisers, LLC
  Portfolio -- Class E++             by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income      Inc.
                                     is a secondary objective.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio      Seeks a competitive total return         Brighthouse Investment Advisers, LLC
  -- Class A                          primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
 BlackRock Capital Appreciation       Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
  Portfolio -- Class A                                                         Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond      Seeks a high level of current income     Brighthouse Investment Advisers, LLC
  Portfolio -- Class A                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                      capital.
 Brighthouse/Wellington Core          Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
  Equity Opportunities Portfolio --   income over time and, secondarily,       Subadviser: Wellington Management
  Class A                             long-term capital appreciation and       Company LLP
                                      current income.
 Frontier Mid Cap Growth Portfolio    Seeks maximum capital                    Brighthouse Investment Advisers, LLC
  -- Class D                          appreciation.                            Subadviser: Frontier Capital
                                                                               Management Company, LLC
 Jennison Growth Portfolio --         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
  Class B                                                                      Subadviser: Jennison Associates LLC
 MetLife Stock Index Portfolio --     Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
  Class B                             Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                      Stock Price Index.                       Advisors, LLC
 MFS(R) Total Return Portfolio --     Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
  Class F                             investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
 MFS(R) Value Portfolio -- Class D    Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
 T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
  Portfolio -- Class B                                                         Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 Western Asset Management             Seeks to maximize total return           Brighthouse Investment Advisers, LLC
  Strategic Bond Opportunities        consistent with preservation of          Subadviser: Western Asset Management
  Portfolio -- Class A                capital.                                 Company
 Western Asset Management             Seeks to maximize total return           Brighthouse Investment Advisers, LLC
  U.S. Government Portfolio --        consistent with preservation of          Subadviser: Western Asset Management
  Class A+                            capital and maintenance of liquidity.    Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Contrafund(R) Portfolio              Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
 Dynamic Capital Appreciation         Seeks capital appreciation.              Fidelity Management & Research
  Portfolio                                                                    Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
 Franklin Small-Mid Cap Growth        Seeks long-term capital growth.          Franklin Advisers, Inc.
  VIP Fund
 Templeton Foreign VIP Fund           Seeks long-term capital growth.          Templeton Investment Counsel, LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
 ClearBridge Variable Aggressive      Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Appreciation    Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
  Portfolio                                                                   Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Dividend        Seeks dividend income, growth of        Legg Mason Partners Fund Advisor, LLC
  Strategy Portfolio                  dividend income and long-term           Subadviser: ClearBridge Investments,
                                      capital appreciation.                   LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Value Portfolio                     Current income is a secondary           Subadviser: ClearBridge Investments,
                                      objective.                              LLC
 ClearBridge Variable Mid Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Portfolio                                                                   Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Small Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
 Western Asset Variable Global        Seeks to maximize total return.         Legg Mason Partners Fund Advisor, LLC
  High Yield Bond Portfolio                                                   Subadvisers: Western Asset Management
                                                                              Company; Western Asset Management
                                                                              Company Limited; Western Asset
                                                                              Management Company Pte. Ltd.

+     Not available under all Contracts. Availability depends on Contract issue date.
++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS
--------------------------------------------------------------------------------
Met Investors Series Trust changed its name to Brighthouse Funds Trust I and Metropolitan Series Fund changed its name to Brighthouse Funds Trust II. In addition, certain underlying Funds were subject to a name change and/or merger. The chart below identifies the former name and new name of the Underlying Fund, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES

The following Underlying Funds were renamed:


                     FORMER NAME                                           NEW NAME
----------------------------------------------------- -------------------------------------------------
METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio

                  FORMER NAME                                        NEW NAME
---------------------------------------------- ----------------------------------------------------
MET INVESTORS SERIES TRUST                     BRIGHTHOUSE FUNDS TRUST I
 Met/Wellington Large Cap Research Portfolio   Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Small Cap Value Portfolio             Brighthouse Small Cap Value Portfolio


                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


We have modified the second and third paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in TRANSFERS to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, (i.e., the AB VPS Global Thematic Growth Portfolio, BlackRock High Yield Portfolio, Brighthouse Small Cap Value Portfolio, MFS(R) Research International Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Templeton Foreign VIP Fund, ClearBridge Variable Small Cap Growth Portfolio and Western Asset Variable Global High Yield Bond Portfolio -- the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days, or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

A first occurrence will result in a warning letter; any additional occurrence thereafter will result in the imposition of the restrictions described above for a six-month period.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
We have added a sentence to the first paragraph in the MATURITY DATE subsection in THE ANNUITY PERIOD so that the first three sentences of that paragraph read as follows:

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). Your Maturity Date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Maturity Date.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 200 Park Avenue, New York, NY 10166.


FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company